Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 1,466,866	¥ 1,477,592
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	689,284	677,119
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 777,582	¥ 800,473